PENSIONS AND OTHER POSTRETIREMENT BENEFITS (Tables)	12 Months Ended
Dec. 31, 2023
PENSIONS AND OTHER POSTRETIREMENT BENEFITS
Summary of Defined Benefit Plans and Significant Atmus Plans

The following is a listing of significant defined benefit pension plans sponsored by Cummins in which eligible Atmus employees and retirees participate:

Country	Name of Defined Benefit Plan(s)
Mexico	Pension Plan, Seniority Premium, Termination Indemnity(a)
United Kingdom	Cummins UK Pension Plan
United States	The Cummins Pension Plan
Cummins Inc. Excess Benefit Retirement Plan
Cummins Inc. Postretirement Health Care and Life Insurance Plans

The following is a listing of significant Atmus Plans:

Country	Name of Defined Benefit Plan(s)
Belgium	Reglement Plannen Leven en Overligden
France	Indemnité de Départ en Retraite
Germany	ersorgungsordnung von October 1979
Japan	Employee Retirement Allowance Plan
Mexico	Pension Plan, Seniority Premium, Termination Indemnity(a)
(a)	New plans have been established in Mexico, but for a period of time, certain Atmus employees will continue to participate in the Cummins’ plans until they are transferred into the new Atmus plans.